General Information	12 Months Ended
Dec. 31, 2024
General Information
General Information

Note 1     General Information

GeoPark Limited (the “Company”) is a company incorporated under the law of Bermuda. The Registered Office address is Clarendon House, 2 Church Street, Hamilton HM11, Bermuda.

The principal activities of the Company and its subsidiaries (the “Group” or “GeoPark”) are exploration, development and production for oil and gas reserves in Latin America.

These Consolidated Financial Statements were authorized for issue by the Board of Directors and approved to be included in our 2024 annual report (Form 20-F) on April 2, 2025.